Debt	12 Months Ended
Dec. 31, 2022
Disclosure of long term debt [abstract]
Debt	DEBT
The Federal Revenue Law applicable to PEMEX as of January 1, 2022 published in the Official Gazette of the Federation on November 12, 2021, authorized Petróleos Mexicanos and its Subsidiary Entities to incur an internal net debt up to Ps. 27,242,000 and an external net debt up to U.S.$1,860,000. PEMEX can incur additional internal or external debt, as long as the total amount of net debt does not exceed the ceiling established by the Federal Revenue Law.
The Board of Directors approves the terms and conditions for the incurrence of obligations that constitute public debt of Petróleos Mexicanos for each fiscal year, in accordance with the Petróleos Mexicanos Law and the Reglamento de la Ley de Petróleos Mexicanos (Regulations to the Petróleos Mexicanos Law). The terms and conditions are promulgated in accordance with the guidelines approved by the SHCP for Petróleos Mexicanos for the respective fiscal year.
During the period from January 1 to December 31, 2022, PEMEX participated in the following financing activities:
•On February 25, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 250,000, bearing an interest rate linked to 28-day Interbank Equilibrium Interest Rate ("TIIE") plus 235 basis points, maturing in February 2023.
•On March 28, 2022, Petróleos Mexicanos entered into a term loan credit facility in the amount of U.S.$ 75,000 due January 2023, at a floating rate linked to SOFR plus 245 basis points.

•On March 30, 2022, Petróleos Mexicanos completed the exchange of notes previously issued under Rule 144A and under Regulation S for SEC-registered notes. The following table sets forth the principal amount of the registered debt securities issued by Petróleos Mexicanos pursuant to such exchange of notes.

Security	Issuer	Guarantors	Principal amount outstanding U.S.$

6.875% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	901,836

6.700% Notes due 2032	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	6,779,842

•On April 18, 2022, Petróleos Mexicanos renewed a promissory note for Ps. 4,000,000, originally issued in October 2021, bearing interest at a floating rate linked to the 28-day TIIE plus 315 basis points, maturing in January 2023.

•On April 26, 2022, Petróleos Mexicanos obtained Ps. 10,000,000 related to the Government Bonds monetization due February 2024.

•On April 29, 2022, Petróleos Mexicanos increased a credit line to U.S.$450,000, bearing interest at a floating rate linked to 90-day SOFR plus 345 basis points due October 2023.

•On May 18, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 500,000 bearing interest at a floating rate linked to 28-day TIIE plus 250 basis points, maturing in May 2023.

•On May 31, 2022, Petróleos Mexicanos renewed a promissory note, originally issued in December 2021, for Ps. 3,000,000, bearing interest at a floating rate linked to 28-day TIIE plus 330 basis points, maturing in February 2023.

•On May 31, 2022, Petróleos Mexicanos launched a U.S.$1,984,689 invoice refinancing liability management transaction under which certain suppliers and contractors were given the opportunity to exchange outstanding invoices due from PEMEX and its productive subsidiaries for global 8.750% notes due June 2029.

•On June 15, 2022, Petróleos Mexicanos renewed two promissory notes, originally issued in December 2021 and January 2022, respectively, for Ps. 2,000,000, each one, bearing interest at a floating rate linked to 28-day TIIE plus 330 basis points, maturing in March 2023.

•On June 17, 2022, Petróleos Mexicanos renewed a short-term credit, originally issued in September 2021, for U.S.$500,000 bearing interest at a floating rate linked to 217-day SOFR plus 200 basis points, maturing in January 2023.

•On August 19, 2022, Petróleos Mexicanos renewed a promissory note, originally issued in February 2022 for the principal amount of Ps. 5,000,000, bearing interest at a floating rate linked to 28-day TIIE plus 365 basis points, maturing in August 2023.

•On August 23, 2022, Petróleos Mexicanos renewed a promissory note, originally issued in February 2022 for the principal amount of U.S.$11,362, bearing interest at a floating rate linked to 30-day SOFR plus 175 basis points, maturing in February 2023.
•On September 13, 2022, Petróleos Mexicanos renewed a promissory note, originally issued in January 2021, for Ps. 4,000,000, bearing interest at a floating rate linked to 28-day TIIE plus 365 basis points, maturing in September 2023.

•On October 7, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 1,500,000, bearing interest at a floating rate linked to 28-day TIIE plus 195 basis points, maturing in April 2023.

•On October 17, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 1,000,000, bearing interest at a floating rate linked to 28-day TIIE plus 195 basis points, maturing in April 2023.

•On October 26, 2022, Petróleos Mexicanos completed the exchange of notes previously issued under Rule 144A and under Regulation S for SEC-registered notes. The following table sets forth, the principal amount of the registered debt securities issued by Petróleos Mexicanos pursuant to such exchange of notes.

Security	Issuer	Guarantors	Principal amount outstanding U.S.$

8.750% Notes due 2029	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,984,688

•On October 28, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 500,000, bearing interest at a floating rate linked to 28-day TIIE plus 225 basis points, maturing in April 2023.

•On November 9, 2022, Petróleos Mexicanos subscribed a revolving credit line for the amount of Ps. 15,500,000, bearing interest at a floating rate linked to 28-day TIIE plus 350 basis points, maturing in November 2025. On November 28, 2022 Petróleos Mexicanos issued an amendment to increase the amount to Ps. 20,500,000.

•On November 14, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 1,300,000, bearing interest at a floating rate linked to 91-day TIIE plus 280 basis points, maturing in February 2023.

•On December 21, 2022, Petróleos Mexicanos subscribed a revolving credit line for the amount of U.S.$ 150,000, bearing interest at a floating rate linked to 90-day SOFR plus 295 basis points, maturing in June 2023.

•On December 29, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 2,000,000, bearing interest at a floating rate linked to 28-day TIIE plus 235 basis points, maturing in March 2023.
As of December 31, 2022, PEMEX had U.S.$7,664,000 and Ps. 29,500,000 in available credit lines in order to provide liquidity, which are fully used.
All the financing activities mentioned above were guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics and their respective successors and assignees.
As of December 31, 2022, the outstanding amount related to the factoring arrangement to support its suppliers amounted Ps. 18,447,086 (including U.S.$104,599) with maturities of 180 days linked to TIIE and CETES plus 160 and 280 basis points.
As of December 31, 2021, the outstanding amount under PMI Trading's revolving credit line was U.S.$202,547. From January 1 to December 31, 2022, PMI Trading obtained U.S.$1,736,218 from its revolving credit line and repaid U.S.$1,775,899. As of December 31, 2022, the outstanding amount under this revolving credit line was U.S.$162,866 and the available amount was U.S.$62,134.
The Federal Revenue Law applicable to PEMEX as of January 1, 2021, published in the Official Gazette of the Federation on November 25, 2020, authorized Petróleos Mexicanos and its Subsidiary Entities to incur an internal net debt up to Ps. 22,000,000 and an external net debt up to U.S.$1,000,000. PEMEX can incur additional internal or external debt, as long as the total amount of net debt does not exceed the ceiling established by the Federal Revenue Law.
The Board of Directors approves the terms and conditions for the incurrence of obligations that constitute public debt of Petróleos Mexicanos for each fiscal year, in accordance with the Petróleos Mexicanos Law and the Reglamento de la Ley de Petróleos Mexicanos (Regulations to the Petróleos Mexicanos Law). The terms and conditions are promulgated in accordance with the guidelines approved by the SHCP for Petróleos Mexicanos for the respective fiscal year.
During the period from January 1 to December 31, 2021, PEMEX participated in the following financing activities (floating interest rates are disclosed after debt horizon table):
•On January 22, 2021, Petróleos Mexicanos entered into a credit agreement guaranteed by an export credit agency for a line of credit in the amount of U.S.$ 152,237 due January 2031, at a rate linked to the one-year London Inter Bank Offered Rate (LIBOR) plus 138 basis points.
•On May 10, 2021, Petróleos Mexicanos entered into a U.S.$ 400,000 term loan in two tranches, one of U.S.$ 65,000 and the second of U.S.$ 335,000, due March 2030 and 2031, respectively. Both tranches bear interest at a floating rate linked to six-month LIBOR plus 48 basis points.
•On May 21, 2021, Petróleos Mexicanos renewed and restructured a term loan for U.S.$ 300,000 which bears interest at a floating rate linked to three-month LIBOR plus a variable margin between 170 and 345 basis points determined by Petróleos Mexicanos’ long-term currency denominated debt ratings.
•On July 8, 2021, Petróleos Mexicanos restructured the U.S.$150,000 term loan to a new U.S.$300,000 term loan due July 2024, which bears interest at a floating rate linked to three-month LIBOR plus 320 basis points.
•On July 16, 2021, Petróleos Mexicanos entered into a U.S.$750,000 term loan due January 2023, which bears interest at a floating rate linked to three-month LIBOR plus a variable margin between 170 and 345 basis points determined by Petróleos Mexicanos long-term currency denominated debt ratings.
•On October 19, 2021, Petróleos Mexicanos entered into a Ps. 4,000,000 term loan due April 15, 2022, which bears interest at a floating rate linked to the 182-day TIIE plus 248 basis points.
•On November 18, 2021, Petróleos Mexicanos, renewed and increase a promissory note entered into July 2021, for Ps. 3,000,000 and an original term of 120 days. This renewal was carried out for Ps. 4,000,000 and a term of 120 days at a rate linked to the 91-day TIIE plus 257.5 basis points.
•On December 16, 2021, Petróleos Mexicanos, entered into a promissory note of U.S.$1,000,000 of its 6.700% Notes due 2032 under its U.S.$112,000,000 Medium Term Notes Program, Series C.
•On December 16, 2021, Petróleos Mexicanos, entered into a promissory note for the principal amount of Ps. 3,000,000 bearing interest at a floating rate linked to the 182-day TIIE plus 260 basis points, with a maturity of 180 days.
•On December 17, 2021, Petróleos Mexicanos, renewed a promissory note entered into in June 2021 for the principal amount of Ps. 2,000,000 and an original term of 180 days. This renewal was agreed for an additional 180-day term at a rate linked to TIIE plus 260 basis points. In addition, Petróleos Mexicanos entered into a promissory note for the principal amount of Ps. 2,000,000 bearing interest at a floating rate of the 182-day TIIE plus 260 basis points with a maturity of 180 days.
•On December 20, 2021, Petróleos Mexicanos, renewed a loan for the principal amount of Ps. 500,000 and an original term of 180 days. This renewal was agreed for an additional 180-day term at a rate linked to three-month LIBOR plus 200 basis points.
•On December 21, 2021, Petróleos Mexicanos, entered into a promissory note for the principal amount of Ps. 500,000 bearing interest at a floating rate of the 28-day TIIE plus 190 basis points with a 90-day maturity.
•On December 23, 2021, Petróleos Mexicanos completed a liability management transaction consisting of private offers to exchange and offers to purchase (collectively, the “Offers”), pursuant to which Petróleos Mexicanos issued an additional U.S.$5,813,567 aggregate principal amount of its 6.700% Notes due 2032 and paid an amount of cash equal to U.S.$4,484,800 as consideration for the securities accepted in the Offers, accrued and unpaid interest and other transaction fees, costs and expenses in connection with the Offers.
All of the debt securities listed above are jointly and severally guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Logistics and their respective successors and assignees.
As of December 31, 2021, PEMEX had U.S.$7,664,000 and Ps. 37,000,000 in available credit lines in order to provide liquidity, of which only U.S.$50,000 are available.
All of the financing activities mentioned above were guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics and their respective successors and assignees.
From January 1 to December 31, 2021, PMI Trading obtained U.S.$43,292,749 from its revolving credit line and repaid U.S.$43,369,772. As of December 31, 2021, the outstanding amount under this revolving credit line was U.S.$2,310,042.
Various financial transactions (including credit facilities and bond issuances) require compliance with various covenants that, among other things, place restrictions on the following types of transactions by PEMEX, subject to certain exceptions:
•The sale of substantial assets essential for the continued operations of its business.
•The incurrence of liens against its assets.
•Transfers, sales or assignments of rights to payment not yet earned under contracts for the sale of crude oil or natural gas, accounts receivable or other negotiable instruments.
As of December 31, 2022 and 2021 and as of the date of the issuance of these consolidated financial statements, PEMEX was in compliance with the covenants described above.
As of December 31, 2022 and 2021, debt was as follows:

			2022
	Rate of interest (1)	Maturity	Pesos		Foreign currency
U.S. dollars
Bonds	Fixed from 2.29% to 9.50%, SOFR plus 2.20% to 3.00% and LIBOR plus 0.35% to 0.43%	Various to 2060	1,164,663,984		U.S.$	59,990,007
Project financing	Fixed from 2.96% and LIBOR plus 0.45% to 1.38%	Various to 2031	21,706,959		1,118,091
Direct loans	Fixed from 5.25%, LIBOR plus 1.75% to 3.50%	Various to 2031	58,490,408		3,012,749
Syndicated loans	LIBOR plus 2.35%	Various to 2024	48,535,750		2,500,000
Bank loans	Fixed at 3.50% and LIBOR plus 1.19% and 1.25%	2023	66,239		3,412
Revolving credit lines	SOFR plus 3.00%, LIBOR plus 3.58% and 3.75% and Fed effective plus 1.55%	2023	151,646,707		7,811,083
Financing of Infrastructure asset	Fixed from 5.40% and 8.40%	Various to 2036	23,896,275		1,230,859
Plus Factoring	SOFR plus 3.15%	2023	2,030,718		104,599
Total financing in U.S. dollars			1,471,037,040		U.S.$	75,770,800
Euros
Bonds	Fixed from 2.75% to 5.50% EURIBOR plus 2.40%	Various to 2030	192,131,988			€9,278,018
Direct loans	Fixed at 5.11%	Various to 2023	10,354,150		500,000
Total financing in Euros			202,486,138			€9,778,018
Japanese yen
Bonds	Fixed from 0.54% to 3.50%	Various to 2026	16,157,618			¥109,915,769
Pesos
Certificados bursátiles	TIIE plus 1.00% and fixed from 7.19% to 7.47%	Various to 2026	93,536,610
Direct loans	Fixed from 6.55% and TIIE plus 0.85% to 3.65%	Various to 2029	56,802,606
Plus Factoring	TIIE plus 2.55% to 2.80% and CETES plus 1.60% to 2.50%	2023	16,416,368
Syndicated loans	TIIE plus 0.95%	Various to 2025	10,200,000
Revolving credit lines	TIIE plus 1.50% to 3.50%	Various to 2023	29,500,000
Monetization of Mexican Government Bonds	Fixed from 9.08200%	Various to 2024	99,739,938
Total financing in pesos			306,195,522
UDIs
Certificados bursátiles	Fixed from 3.02% to 5.23%	Various to 2035	38,085,401
Other currencies
Bonds	Fixed from 1.75% and 3.75%	Various to 2025	18,138,980
Total principal in pesos (2)			2,052,100,699
Plus:
Accrued interest			39,363,297
Notes payable to contractors (3)			—
Total principal and interest			2,091,463,996
Less:
Short-term maturities			426,584,386
Current portion of notes payable to contractors (3)			—
Accrued interest			39,363,297
Total short-term debt and current portion of long-term debt			465,947,683
Long-term debt			Ps.	1,625,516,313

			2021
	Rate of interest (1)	Maturity	Pesos		Foreign currency
U.S. dollars
Bonds	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Various to 2060	Ps.	1,242,945,106	U.S.$	60,385,508
Project financing	LIBOR plus 0.28% to 1.75%	Various to 2031	33,596,532		1,632,207
Direct loans	Fixed from 5.25% and LIBOR plus 1.07% to 3.50%	Various to 2031	60,802,906		2,953,963
Syndicated loans	LIBOR plus 2.35%	Various to 2024	51,458,750		2,500,000
Bank loans	Fixed at 3.50% and LIBOR plus 1.19% and 1.25%	Various to 2023	407,929		19,818
Revolving credit lines	LIBOR plus 2.0% to 3.75% and Fed effective plus 1.30%	2022	160,379,535		7,791,655
Financing of Infrastructure asset	Fixed from 5.40% and 8.40%	Various to 2036	27,232,062		1,323,004
Total financing in U.S. dollars			1,576,822,820		U.S.$	76,606,155
Euros
Bonds	Fixed from 1.875% to 5.50% EURIBOR plus 2.40%	Various to 2030	254,527,144			€10,873,232
Direct loans	Fixed at 5.11%	Various to 2023	11,704,300		500,000
Total financing in Euros			266,231,444			€11,373,232
Japanese yen
Bonds	Fixed from 0.54% to 3.5%	Various to 2026	19,663,527			¥109,913,510
Pesos
Certificados bursátiles	TIIE plus 1.00% and Fixed from 7.19% to 7.47%	Various to 2026	93,428,071
Direct loans	Fixed from 6.55% and TIIE plus 0.85% to 5.24%	Various to 2029	34,420,635
Plus Factoring	TIIE plus 2.37% to 3.32%	2022	20,003,268
Syndicated loans	TIIE plus 0.95%	Various to 2025	15,000,000
Revolving credit lines	TIIE plus 1.50% and 2.90%	Various to 2022	37,000,000
Monetization of Mexican Government Bonds	Fixed at 8.56275%	Various to 2023	83,401,120
Total financing in pesos			283,253,094
UDIs
Certificados bursátiles	Fixed from 3.02% to 5.23%	Various to 2035	35,454,689
Other currencies
Bonds	Fixed from 1.75% to 8.25%	Various to 2025	30,503,050
Total principal in pesos (2)			2,211,928,624
Plus:
Accrued interest			37,338,471
Notes payable to contractors(3)			428,799
Total principal and interest			2,249,695,894
Less:
Short-term maturities			454,516,343
Current portion of notes payable to contractors (3)			428,799
Accrued interest			37,338,471
Total short-term debt and current portion of long-term debt			492,283,613
Long-term debt			Ps.	1,757,412,281
The following table presents the roll-forward of total debt of PEMEX for each of the year ended December 31, 2022 and 2021, which includes short and long-term debt:

	2022 (1)		2021 (1)
Changes in total debt:
At the beginning of the year	Ps.	2,249,695,894	Ps.	2,258,727,317
Loans obtained - financing institutions (2)	1,064,179,416		1,652,151,747
Debt payments	(1,107,159,280)		(1,707,581,580)
Accrued interest (3)(4)	160,020,297		162,903,771
Interest paid	(154,017,189)		(157,256,625)
Foreign exchange	(121,255,142)		40,751,264
At the end of the year	Ps.	2,091,463,996	Ps.	2,249,695,894
(1)These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as, Multiple Services Contracts), which do not generate cash flows.
(2)Petróleos Mexicanos implemented a factoring scheme to support its suppliers. Amounts for 2021 totaled Ps. 15,934,904, which did not represent cash flows.
(3)During 2022, includes Ps. 379,045 of premiums and awards amortizations; Ps. (355,978) of fees and expenses related to the issuance of debt and amortized cost of Ps. 3,827,232.
(4)During 2021, includes Ps. 3,290,673 of premiums and awards amortizations; Ps. (2,835,359) of fees and expenses related to the issuance of debt and amortized cost of Ps. 6,226,947.

	2023		2024	2025	2026	2027	2028 and thereafter	Total
Maturity of the total principal outstanding and accrued interest as of December 31, 2022, for each of the years ending December 31.	Ps.	465,947,683	250,055,685	92,786,910	165,272,035	146,108,988	971,292,695	Ps.	2,091,463,996
A.As of December 31, 2022 and 2021, interest rates were as follows: one week SOFR of 4.3%, three month SOFR of 4.58745%, three month EURIBOR of 2.132%, three month LIBOR of 4.76720% and 2.09130%, respectively; six month LIBOR of 5.13886% and 3.38750%, respectively; 12 month LIBOR of 5.48214% and 5.83130%, respectively; TIIE rate of 10.7605% and 5.715%, respectively, for 28 days; TIIE rate of 10.975% and 5.855%, respectively, for 91 days; and TIIE rate of 11.080% and 6.020%, respectively, for 182 days.
B.Includes financing from foreign banks of Ps. 1,763,576,383 and Ps. 1,946,136,632, as of December 31, 2022 and 2021, respectively.
C.The total amounts of notes payable to contractors as of December 31, 2022 and 2021, current and long-term, are as follows:

	2021
Total notes payable to contractors (1)(2)	Ps.	428,799
Less: current portion of notes payable to contractors	428,799
Notes payable to contractors (long-term)	Ps.	—
(1)PEMEX entered into FPWCs pursuant to which the hydrocarbons and construction in progress are property of Pemex Exploration and Production. Pursuant to the FPWC, the contractors manage the work in progress, classified as development, infrastructure and maintenance. As of December 31, 2021, PEMEX had no outstanding amount payable, as the agreement reached its maturity.
(2)During 2007, Pemex Exploration and Production contracted for the purchase of a Floating Production Storage and Offloading (“FPSO”) vessel. The investment in the vessel totaled U.S.$723,575. As of December 31, 2022 there was no outstanding amount and as of December 31, 2021, the outstanding balance owed to the contractor was Ps. 445,299 (U.S.$21,437).
D.As of December 31, 2022 and 2021, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	2022	2021
U.S. dollar	19.4143	20.5835
Japanese yen	0.1470	0.1789
Pounds sterling	23.3496	27.8834
Euro	20.7083	23.4086
Swiss francs	20.9791	22.5924